UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10531

Nicholas Family of Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650 Date of Fiscal Year End: 12/31/2008 Date of Reporting Period: 09/30/2008

Item 1. Schedule of Investments.

Schedule of Investments (unaudited)
Nicholas Liberty Fund
AS OF: 09/30/2008

		VALUE
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COMMON STOCKS - 86.04%
	Consumer Discretionary - Media - 17.80%
150	Ascent Media Corporation - Class A *	$ 3,661
10,700	DIRECTV Group, Inc. (The) *	280,019
2,614	Discovery Communications, Inc. Class A *	37,250
2,000	Discovery Communications, Inc. Class C *	28,320
11,500	DISH Network Corporation - Class A *	241,500
22,224	Liberty Entertainment - Series A *	554,933
18,028	Liberty Global, Inc. - Series C *	506,407
15,331	Liberty Media Holding Corporation Capital
	Common - Series A *	205,129
14,300	MDC Partners Inc. - Class A *	96,096
		-----------
		1,953,315
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	Consumer Discretionary - Retail - 6.25%
3,942	HSN, Inc. *	43,402
1,600	Jos. A. Bank Clothiers, Inc. *	53,760
7,400	Kohl's Corporation *	340,992
19,221	Liberty Media Holding Corporation Interactive
	Common - Series A *	248,143
		-----------
		686,297
		-----------

	Energy - 9.67%
2,400	Continental Resources, Inc. *	94,152
9,900	Eagle Rock Energy Partners L.P.	104,247
6,700	Energy Transfer Equity, L.P.	145,725
2,600	Enterprise GP Holdings L.P.	61,178
11,164	Hiland Holdings GP, LP	229,867
6,408	Hiland Partners, LP	232,610
5,100	Newfield Exploration Company *	163,149
4,250	SemGroup Energy Partners, L.P.	29,665
		-----------
		1,060,593
		-----------

	Exchange Traded FundS - 7.79%
7,400	iShares Russell Midcap Growth Index Fund	321,382
4,600	SPDR Trust Series 1	533,554
		-----------
		854,936
		-----------

	Financials - Banks - 0.45%
500	Marshall & Ilsley Corporation	10,075
8,172	Tree.com, Inc. *	39,389
		-----------
		49,464
		-----------

	Financials - Insurance - 5.36%
8,100	National Financial Partners Corporation	121,500
1,000	Philadelphia Consolidated Holding Corp. *	58,570
9,020	Travelers Companies, Inc. (The)	407,704
		-----------
		587,774
		-----------

	Health Care - Equipment - 1.04%
6,800	DexCom, Inc. *	42,092
5,200	Insulet Corporation *	72,384
		-----------
		114,476
		-----------

	Health Care - Pharmaceuticals
	& Biotechnology - 4.03%
8,900	Bio-Imaging Technologies, Inc. *	68,708
2,100	Charles River Laboratories International,	116,613
5,600	Teva Pharmaceutical Industries Ltd.	256,424
		-----------
		441,745
		-----------

	Health Care - Services - 14.06%
1,600	Cardinal Health, Inc.	78,848
16,100	DaVita, Inc. *	917,861
25,984	Dialysis Corporation of America *	203,974
11,600	VCA Antech, Inc. *	341,852
		-----------
		1,542,535
		-----------

	Industrials - Capital Goods - 0.24%
2,000	Oshkosh Corporation	26,320
		-----------

	Industrials - Commercial Services & Supplies - 0.24%
600	Manpower Inc.	25,896
		-----------

	Information Technology - Hardware
	& Equipment - 3.56%
6,650	Comverge, Inc. *	30,590
2,800	Hewlett-Packard Company	129,472
8,000	ScanSource, Inc. *	230,320
		-----------
		390,382
		-----------

	Information Technology - Software & Services - 14.84%
12,200	Fiserv, Inc. *	577,304
2,000	Hewitt Associates, Inc. *	72,880
14,141	IAC/InterActiveCorp Class A *	244,639
14,600	Microsoft Corporation	389,674
3,700	TNS, Inc. *	71,669
9,100	Wright Express Corporation *	271,635
		-----------
		1,627,801
		-----------

	Telecommunication Services - 0.71%
6,600	Clearwire Corporation *	78,408
		-----------

TOTAL Common Stocks (COST: $9,339,357)		9,439,942
		-----------

CONVERTIBLE PREFERRED STOCK -- 0.03%
	Financials - Real Estate - 0.03%
200	BioMed Realty Trust, Inc. 7.375% Series A
	Cumulative Redeemable Preferred Stock
	(COST: $3,903)	3,566
		-----------

SHORT-TERM INVESTMENTS - 17.53%
	Commercial Paper - 13.43%
$100,000	BNP Paribas Finance Inc. 10/02/08, 4.50%	99,988
375,000	Integrys Energy Group, Inc. 10/02/08, 6.05%	374,937
250,000	Volkswagen of America, Inc. 10/06/08, 2.92%	249,899
150,000	Alcoa Inc. 10/08/08, 2.83%	149,917
250,000	General Mills, Inc. 10/09/08, 5.25%	249,708
250,000	Kellogg Company 10/10/08, 3.45%	249,784
100,000	Kraft Foods Inc. 10/15/08, 4.50%	99,825
		-----------
		1,474,058
		-----------

	Variable Rate Security - 4.10%
449,559	Wisconsin Corporate Central Credit Union
	10/01/08, 3.60%	449,559
		-----------
TOTAL Short-term Investments (COST: $1,923,617)		1,923,617
		-----------

TOTAL SECURITY HOLDINGS (COST: $11,266,877) - 103.60%		11,367,125
		-----------
LIABILITIES, NET OF OTHER ASSETS - (3.60)%		(395,179)
		-----------
TOTAL NET ASSETS		$10,971,946
		-----------
		-----------

% OF NET ASSETS
* NON-INCOME PRODUCING

As of September 30, 2008, investment cost for federal tax purposes was $11,252,757 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$ 1,236,321
Unrealized depreciation	(1,121,953)
-----------
Net unrealized appreciation	$ 114,368
-----------
-----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$ 9,443,508	$ --
Level 2 - Other Significant Observable Inputs	1,923,617	--
Level 3 - Significant Unobservable Inputs	--	--
	-----------	-----------
Total	$11,367,125	$ --
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	-----------	-----------

*Other financial instruments include futures, forwards and swap contracts.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Family of Funds, Inc.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 11/24/2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 11/24/2008 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 11/24/2008